Dividends	12 Months Ended
Dec. 31, 2020
Dividends
Dividends

26. Dividends

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend: $0.14 per share (Prior years: $0.14 per share)	(33)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(36)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(35)	(33)	(33)
Interim dividend: $0.15 per share (Prior years: $0.14 per share)	(35)	(33)	(33)
	(139)	(132)	(132)

•	On February 19, 2020, the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on April 1, 2020 to shareholders of record on March 18, 2020.
•	On April 22, 2020, the Company declared a cash dividend of $0.15 per common share. The dividend of $36 million was paid on June 17, 2020 to shareholders of record on June 3, 2020.
•	On July 22, 2020 the Company declared a cash dividend of $0.15 per common share. The dividend of $35 million was paid on October 1, 2020 to shareholders of record on September 17, 2020.
•	On October 21, 2020 the Company declared a cash dividend of $0.15 per common share. The dividend of $35 million was paid on December 16, 2020 to shareholders of record on December 2, 2020.
•	On February 15, 2021, the Company approved a cash dividend of $0.15 per common share. The dividend of $35 million will be payable on April 1, 2021 to shareholders of record on March 18, 2021.